Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 16, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 16, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Disciplined LargeCap Blend Fund (Prospectus Summary): | Disciplined LargeCap Blend Fund
DISCIPLINED LARGE CAP BLEND FUND

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the Disciplined LargeCap Blend Fund by the Principal Capital Appreciation Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Disciplined LargeCap Blend Fund

tentatively scheduled for October 3, 2011. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of Disciplined

LargeCap Blend Fund in August 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about October 14, 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Disciplined LargeCap Blend Fund (Prospectus Summary): | Disciplined LargeCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DISCIPLINED LARGE CAP BLEND FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the Disciplined LargeCap Blend Fund by the Principal Capital Appreciation Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Disciplined LargeCap Blend Fund

tentatively scheduled for October 3, 2011. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of Disciplined

LargeCap Blend Fund in August 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about October 14, 2011.

Disciplined LargeCap Blend Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRMGX
Disciplined LargeCap Blend Fund | Cass B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBABX
Disciplined LargeCap Blend Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDCCX

Diversified International Fund (Prospectus Summary): | Diversified International Fund
DIVERSIFIED INTERNATIONAL FUND

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

Add the following under the Performance heading, just above the Total Returns as of December 31 each year heading:

Effective June 30, 2011, the benchmark will change. The Investment Advisor and Sub-Advisor believe the

MSCI EAFE Index NDTR D is more widely used for funds in the foreign large blend category than the

MSCI ACWI Ex-US Index.

Add the following to the Average Annual Total Returns table:

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MSCI EAFE Index NDTR D Diversified International Fund	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	3.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Diversified International Fund (Prospectus Summary): | Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

Add the following under the Performance heading, just above the Total Returns as of December 31 each year heading:

Effective June 30, 2011, the benchmark will change. The Investment Advisor and Sub-Advisor believe the

MSCI EAFE Index NDTR D is more widely used for funds in the foreign large blend category than the

MSCI ACWI Ex-US Index.

Add the following to the Average Annual Total Returns table:

Diversified International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRWLX
Diversified International Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBWX
Diversified International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDNCX
Diversified International Fund | MSCI EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%

International Growth Fund (Prospectus Summary): | International Growth Fund
INTERNATIONAL GROWTH FUND

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the International Growth Fund by the Diversified International Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of International Growth Fund tentatively scheduled for October 3, 2011. Additional information about this proposal will be provided in the Proxy

Statement/Prospectus that is expected to be mailed to record date shareholders of International Growth

Fund in August 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about October 14, 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
International Growth Fund (Prospectus Summary): | International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL GROWTH FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the International Growth Fund by the Diversified International Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of International Growth Fund tentatively scheduled for October 3, 2011. Additional information about this proposal will be provided in the Proxy

Statement/Prospectus that is expected to be mailed to record date shareholders of International Growth

Fund in August 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about October 14, 2011.

International Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIRAX
International Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIRCX

California Municipal Fund (Prospectus Summary): | California Municipal Fund
CALIFORNIA MUNICIPAL FUND

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the termination of Invesco

Advisers, Inc. as sub-advisor and recommended the hiring of Principal Global Investors, LLC (“PGI”). The proposal to hire PGI will be submitted for shareholder vote at a Special Meeting of Shareholders of

California Municipal Fund tentatively scheduled for September 6, 2011. Additional information about this proposal will be provided in the Proxy Statement that is expected to be mailed to record date shareholders of California Municipal Fund in July 2011. If shareholders approve this proposal, PGI is expected to begin managing Fund assets on or about September 12, 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
California Municipal Fund (Prospectus Summary): | California Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CALIFORNIA MUNICIPAL FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the termination of Invesco

Advisers, Inc. as sub-advisor and recommended the hiring of Principal Global Investors, LLC (“PGI”). The proposal to hire PGI will be submitted for shareholder vote at a Special Meeting of Shareholders of

California Municipal Fund tentatively scheduled for September 6, 2011. Additional information about this proposal will be provided in the Proxy Statement that is expected to be mailed to record date shareholders of California Municipal Fund in July 2011. If shareholders approve this proposal, PGI is expected to begin managing Fund assets on or about September 12, 2011.

California Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCMX
California Municipal Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQCMX
California Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCCX

Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I (Prospectus Summary): | Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I
TAX-EXEMPT BOND FUND

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the termination of Invesco

Advisers, Inc. as sub-advisor and recommended the hiring of Principal Global Investors, LLC (“PGI”). The proposal to hire PGI will be submitted for shareholder vote at a Special Meeting of Shareholders of Tax-

Exempt Bond Fund tentatively scheduled for September 6, 2011. Additional information about this proposal will be provided in the Proxy Statement that is expected to be mailed to record date shareholders of Tax-Exempt Bond Fund in July 2011. If shareholders approve this proposal, PGI is expected to begin managing Fund assets on or about September 12, 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I (Prospectus Summary): | Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TAX-EXEMPT BOND FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

On June 14, 2011, the Board of Directors of Principal Funds, Inc. approved the termination of Invesco

Advisers, Inc. as sub-advisor and recommended the hiring of Principal Global Investors, LLC (“PGI”). The proposal to hire PGI will be submitted for shareholder vote at a Special Meeting of Shareholders of Tax-

Exempt Bond Fund tentatively scheduled for September 6, 2011. Additional information about this proposal will be provided in the Proxy Statement that is expected to be mailed to record date shareholders of Tax-Exempt Bond Fund in July 2011. If shareholders approve this proposal, PGI is expected to begin managing Fund assets on or about September 12, 2011.

Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEAX
Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBBX
Tax-Exempt Bond Fund formerly Tax-Exempt Bond Fund I | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBCX

Global Div Inc Fund (Prospectus Summary): | Global Div Inc Fund
GLOBAL DIVERSIFIED INCOME FUND

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

In the Performance section, delete the paragraph immediately above the Total Returns as of

December 31 heading and substitute:

Effective March 31, 2011, the weightings for Global Diversified Income Custom Index changed to the following: 35% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 25% blend of 50%

BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital

Securities Index, 11% blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital

Investment Grade CMBS Index, 12% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7%

MSCI All Country World Value Index (ACWVI), and 10% Tortoise Midstream MLP Index.

In the Average Annual Total Returns table, delete the row related to the MSCI All Country World Index

(ACWI) and add:

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Life of Fund
MSCI All Country World Value Index (ACWVI) Global Div Inc Fund	MSCI All Country World Value Index (ACWVI) (reflects no deduction for fees, expenses, or taxes)	10.22%	21.70%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Global Div Inc Fund (Prospectus Summary): | Global Div Inc Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 16, 2011

to the Class A, Class B, and Class C Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and March 15, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

In the Performance section, delete the paragraph immediately above the Total Returns as of

December 31 heading and substitute:

Effective March 31, 2011, the weightings for Global Diversified Income Custom Index changed to the following: 35% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 25% blend of 50%

BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital

Securities Index, 11% blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital

Investment Grade CMBS Index, 12% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7%

MSCI All Country World Value Index (ACWVI), and 10% Tortoise Midstream MLP Index.

In the Average Annual Total Returns table, delete the row related to the MSCI All Country World Index

(ACWI) and add:

Global Div Inc Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBAX
Global Div Inc Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDCX
Global Div Inc Fund | MSCI All Country World Value Index (ACWVI)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Value Index (ACWVI) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	21.70%